Other Current Liabilities (Details) - Schedule of other current liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Current Liabilities Abstract
Deferred revenues	$ 646	$ 884
Provision for royalties to IIA	47	62
Payroll and social benefits	1,580	991
Vacation and recuperation provision	554	410
Accrued expenses and others	628	568
Total	$ 3,455	$ 2,915